Unrecognized Compensation Cost Related to Awards Granted (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 17.3	$ 17.9	$ 21.9
Weighted average period of amortization	1 year 9 months 18 days	1 year 8 months 12 days	1 year 7 months 6 days
Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	14.4	14.6	16.3
Share Saving Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	2.9	2.9	3.3
CEO Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost		$ 0.4	$ 2.3